Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity (Deficit)

7. Warrants

During 2009, in connection with a new five-year contract executed with a major customer, the Company issued a warrant to the customer for the right to purchase 500,000 shares of common stock at $5.48 per share. The warrant was issued from the stock option pool of shares approved by the Board of Directors. Under the terms of the warrant, the warrant had a term of 10 years. The customer was originally entitled to exercise the warrant in its entirety in 9.5 years, with earlier exercise rights for all or part of the warrant under certain conditions. The original terms of the warrant also provided that, in the event the customer cancelled the contract prior to the end of its five-year term, one half of the warrant would be forfeited. In March 2013, the Company accelerated the vesting of the warrant, making it fully exercisable. As a result of the modification, quarterly remeasurement of the warrant is no longer required. For the three months ended March 31, 2014 and 2013 the reduction to revenue related to the warrant was $223.

On March 28, 2014, the customer exercised the warrant through a cashless exercise in accordance with the warrant’s terms. The Company issued 455,521 shares to satisfy its obligation under the warrant.

12. Stockholders’ Equity (Deficit)

Preferred stock

Upon the closing of the IPO, all shares of the Company’s then-outstanding redeemable convertible preferred stock automatically converted into 16,496,860 shares of its $0.001 par value common stock. Subsequent to this conversion, the Company restated its certificate of incorporation and reduced number of authorized shares of preferred stock from 21,496,860 to 5,000,000. The Company’s preferred stock is undesignated.

Common Stock

The holders of common stock are entitled to one vote for each share. The voting, dividend and liquidation rights of the holders of common stock are subject to and qualified by the rights, powers and preferences of the holders of preferred stock.

At December 31, 2013, the Company had reserved a total of 6,234,809 of its authorized 50,000,000 shares of common stock for future issuance as follows:

Outstanding stock options	3,058,795
Restricted stock units	97,700
Outstanding common stock warrant	500,000
Possible future issuance under stock option plans	2,578,314

Total common shares reserved for future issuance	6,234,809

During 2009, in connection with a new five-year contract executed with a major customer, the Company issued a warrant to the customer for the right to purchase 500,000 shares of common stock at $5.48 per share. The warrant was issued from the incentive stock option pool of shares approved by the Company’s board of directors. Under the terms of the warrant, the warrant expires in 10 years. The customer was originally entitled to exercise the warrant in its entirety in 9.5 years. Earlier exercise rights for all or part of the warrants are triggered under certain conditions, the most relevant of which are, on or after the third anniversary date of the issuance date if an IPO has occurred and immediately prior to the closing of a defined Corporate Transaction. In the event the customer cancels the contract prior to the end of the five-year term, one half of the warrants would have been forfeited. In March 2013, the Company made this warrant fully exercisable.

The Company used an option pricing model to determine the fair value of the common stock warrant. Significant inputs included an estimate of the fair value of the Company’s common stock, the remaining contractual life of the warrant, an estimate of the probability and timing of a liquidity event, a risk-free rate of interest and an estimate of the Company’s stock volatility using the volatilities of guideline peer companies. The value of the exercisable portion of the warrant is not dependent on the customer’s fulfillment of the contract and was measured on the issuance date, with the total fair value at issuance being recognized as a reduction to revenue over the contract period on the straight line basis. The remaining half of the warrant that was dependent on contract fulfillment by the customer was remeasured each quarter, with the resulting increment or decrement in value recognized as a revenue reduction on the straight line basis beginning in the quarter of the revaluation through the end of the contract. The related reduction of revenue during the years ended December 31, 2013, 2012 and 2011 was $892, $488 and $141, respectively.